Tax Receivable Agreement and Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Percentage of net cash saving to be paid			85.00%		85.00%
Percentage of net cash saving to be retained			15.00%		15.00%
Outside basis difference in partnership			$ 0		$ 0
Payment on tax receivable agreement			0	$ 0	0	$ 100,000
Derecognition of tax receivable agreement liability	$ 0	$ 5,201,000	0	$ 5,201,000	5,201,000	0
Uncertain tax positions	$ 0		0		0	0
Penalties and interest related to uncertain tax positions			$ 0		$ 0	$ 0
Common Class A | Direct Digital Management LLC
Subsidiary, Sale of Stock [Line Items]
Conversion of Class B to Class A Common Stock (in shares)			23,500	0